Note 23 Variation in liabilities under Insurance and Reinsurance contracts by valuation components (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Liabilities under insurance and reinsurance contracts by valuation component	€ 10,084,000,000	€ 11,118,000,000	€ 9,303,000,000
Insurance service result	(765,000,000)	(318,000,000)	(406,000,000)
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	(1,293,000,000)	(1,267,000,000)	(960,000,000)
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	(262,000,000)	(24,000,000)	0
Increase (decrease) through changes that relate to past service, insurance contracts liability (asset)	791,000,000	974,000,000	554,000,000
Financial income (expense) from insurance contracts	1,368,000,000	(406,000,000)	564,000,000
Exchange rate differences from insurance and reinsurance contracts by valuation component	308,000,000	(721,000,000)	1,035,000,000
Cash flows from insurance and reinsurance contracts by valuation component	746,000,000	411,000,000	623,000,000
Liabilities under insurance and reinsurance contracts by valuation component	11,742,000,000	10,084,000,000	11,118,000,000
Estimates of present value of future cash flows [member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Liabilities under insurance and reinsurance contracts by valuation component	8,710,000,000	9,738,000,000	8,056,000,000
Insurance service result	(806,000,000)	(345,000,000)	(384,000,000)
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	(974,000,000)	(969,000,000)	(749,000,000)
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	(623,000,000)	(350,000,000)	(189,000,000)
Increase (decrease) through changes that relate to past service, insurance contracts liability (asset)	791,000,000	974,000,000	554,000,000
Financial income (expense) from insurance contracts	1,305,000,000	(457,000,000)	508,000,000
Exchange rate differences from insurance and reinsurance contracts by valuation component	280,000,000	(636,000,000)	935,000,000
Cash flows from insurance and reinsurance contracts by valuation component	746,000,000	411,000,000	623,000,000
Liabilities under insurance and reinsurance contracts by valuation component	10,235,000,000	8,710,000,000	9,738,000,000
Risk adjustment for non-financial risk [Member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Liabilities under insurance and reinsurance contracts by valuation component	150,000,000	167,000,000	150,000,000
Insurance service result	(19,000,000)	(17,000,000)	0
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	(33,000,000)	(29,000,000)	(26,000,000)
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	15,000,000	12,000,000	26,000,000
Increase (decrease) through changes that relate to past service, insurance contracts liability (asset)	0	0	0
Financial income (expense) from insurance contracts	13,000,000	3,000,000	11,000,000
Exchange rate differences from insurance and reinsurance contracts by valuation component	(1,000,000)	(3,000,000)	6,000,000
Cash flows from insurance and reinsurance contracts by valuation component	0	0	0
Liabilities under insurance and reinsurance contracts by valuation component	143,000,000	150,000,000	167,000,000
Contractual service margin [member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Liabilities under insurance and reinsurance contracts by valuation component	1,224,000,000	1,213,000,000	1,097,000,000
Insurance service result	60,000,000	44,000,000	(23,000,000)
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	(285,000,000)	(270,000,000)	(185,000,000)
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	346,000,000	314,000,000	163,000,000
Increase (decrease) through changes that relate to past service, insurance contracts liability (asset)	0	0	0
Financial income (expense) from insurance contracts	50,000,000	49,000,000	45,000,000
Exchange rate differences from insurance and reinsurance contracts by valuation component	29,000,000	(82,000,000)	94,000,000
Cash flows from insurance and reinsurance contracts by valuation component	0	0	0
Liabilities under insurance and reinsurance contracts by valuation component	€ 1,363,000,000	€ 1,224,000,000	€ 1,213,000,000